UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended  September 30, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—99.2%
COMMON STOCKS—99.2%
INDONESIA—84.4%
25,912,000	Ace Hardware Indonesia Tbk PT	Specialty Retail— 3.0%	$2,337,448
4,315,600	AKR Corporindo Tbk PT	Trading Companies & Distributors— 2.9%	2,274,910
320,000	Astra Agro Lestari Tbk PT	Food Products— 0.4%	353,404
4,616,610	Astra International Tbk PT (a)	Automobiles— 3.5%	2,710,443
4,950,000	Bank Central Asia Tbk PT (a)	Banks— 9.6%	7,464,255
31,230,884	Bank OCBC NISP Tbk PT (b)	Banks— 5.5%	4,324,419
58,232,342	Bank Permata Tbk PT (a)(b)	Banks— 3.9%	3,050,643
1,495,800	Delfi Ltd.	Food Products— 2.1%	1,670,638
10,900,000	Hanjaya Mandala Sampoerna Tbk PT	Tobacco— 4.0%	3,123,766
14,945,000	Hero Supermarket Tbk PT (b)	Food & Staples Retailing— 1.7%	1,320,406
30,792,300	Holcim Indonesia Tbk PT (a)(b)	Construction Materials— 2.4%	1,886,437
1,090,000	Indo Tambangraya Megah Tbk PT (a)	Oil, Gas & Consumable Fuels— 2.1%	1,639,841
2,422,700	Indocement Tunggal Prakarsa Tbk PT	Construction Materials— 4.4%	3,399,586
18,200,000	Kalbe Farma Tbk PT (a)	Pharmaceuticals— 2.9%	2,251,786
2,132,500	Mandom Indonesia Tbk PT	Personal Products— 3.6%	2,788,526
2,405,500	Merck Tbk PT	Pharmaceuticals— 2.0%	1,553,779
7,120,000	Mitra Keluarga Karyasehat Tbk PT (a)	Health Care Providers & Services— 1.4%	1,074,147
2,070,000	Multi Bintang Indonesia Tbk PT (a)	Beverages— 2.9%	2,230,922
24,483,000	Ramayana Lestari Sentosa Tbk PT (a)	Multiline Retail— 2.1%	1,638,867
1,361,100	Saratoga Investama Sedaya Tbk PT	Capital Markets— 0.4%	332,469
39,100,000	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 3.0%	2,322,370
4,600,000	Surya Citra Media Tbk PT (a)	Media— 0.9%	748,105
9,997,800	Telekomunikasi Indonesia Persero Tbk PT (a)	Diversified Telecommunication Services— 4.5%	3,477,028
21,769,200	Ultrajaya Milk Industry & Trading Co. Tbk PT	Food Products— 2.6%	2,028,387
1,070,800	Unilever Indonesia Tbk PT	Household Products— 5.0%	3,893,565
680,000	United Tractors Tbk PT	Oil, Gas & Consumable Fuels— 2.1%	1,615,562
49,782,047	Wintermar Offshore Marine Tbk PT (b)	Energy Equipment & Services— 1.2%	909,227
12,027,500	XL Axiata Tbk PT (a)(b)	Wireless Telecommunication Services— 4.3%	3,341,836
			65,762,772

SINGAPORE—7.1%
191,029	Jardine Cycle & Carriage Ltd. (a)	Distributors— 7.1%	5,558,966

UNITED KINGDOM—7.7%
567,527	M.P. Evans Group PLC	Food Products— 7.7%	5,950,801
	Total Common Stocks		77,272,539
	Total Long-Term Investments—99.2% (cost $59,347,457)		77,272,539

See Notes to Portfolio of Investments.

Aberdeen Indonesia Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2017

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.2%
UNITED STATES—0.2%
$124,386	State Street Institutional U.S. Government Money Market Fund(c)	$124,386
	Total Short-Term Investment—0.2% (cost $124,386)	124,386
	Total Investments—99.4% (cost $59,471,843) (d)	77,396,925
	Other Assets in Excess of Liabilities—0.6%	495,627
	Net Assets—100.0%	$77,892,552

(a)                   Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                   Non-income producing security.

(c)                    Registered investment company advised by State Street Global Advisors.

(d)                   See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

PLC                        Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2017

instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Automobiles	$—	$2,710,443	$—	$2,710,443
Banks	4,324,419	10,514,898	—	14,839,317
Beverages	—	2,230,922	—	2,230,922
Construction Materials	3,399,586	1,886,437	—	5,286,023
Distributors	—	5,558,966	—	5,558,966
Diversified Telecommunication Services	—	3,477,028	—	3,477,028
Health Care Providers & Services	—	1,074,147	—	1,074,147
Media	—	748,105	—	748,105
Multiline Retail	—	1,638,867	—	1,638,867
Oil, Gas & Consumable Fuels	1,615,562	1,639,841	—	3,255,403
Pharmaceuticals	1,553,779	2,251,786	—	3,805,565
Wireless Telecommunication Services	—	3,341,836	—	3,341,836
Other	29,305,917	—	—	29,305,917
Short-Term Investment	124,386	—	—	124,386
Total	$40,323,649	$37,073,276	$—	$77,396,925

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended September 30, 2017, the securities issued by Ace Hardware Indonesia Tbk PT, AKR Corporindo Tbk PT, Bank OCBC NISP Tbk PT, Hanjaya Mandala Sampoerna Tbk PT, Indocement Tunggal Prakarsa Tbk PT, Merck Tbk PT, Saratoga Investama Sedaya Tbk PT, Ultrajaya Milk Industry & Trading Co. Tbk PT, Unilever Indonesia Tbk PT, United Tractors Tbk PT and Wintermar Offshore Marine Tbk PT transferred from Level 2 to Level 1 at the values of $2,337,448, $2,274,910, $4,324,419, $3,123,766, $3,399,586, $1,553,779, $332,469, $2,028,387, $3,893,565, $1,615,562 and $909,227, respectively, because the securities could be valued without the application of a valuation factor at September 30, 2017. During the period ended September 30, 2017, the security issued by Multi Bintang Indonesia Tbk PT in the amount of $2,230,922 transferred from Level 1 to Level 2 because a valuation factor was applied at September 30, 2017. For the period ended September 30, 2017, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: November 27, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Indonesia Fund, Inc.

Date: November 27, 2017